Isle Acquisition and Reno Acquisition and Preliminary Purchase Accounting - Schedule of Purchase Consideration Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	May 01, 2017	Nov. 24, 2015	Jul. 07, 2015	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Shares of ERI common stock issued for Isle common stock, shares				76,825,966	47,105,744
Closing Silver Legacy and Circus Reno net working capital			$ 8,200
Purchase consideration			$ 72,500
Isle of Capri
Business Acquisition [Line Items]
Cash paid for outstanding Isle common stock	$ 552,050
Shares of ERI common stock issued for Isle common stock, shares	28,468,182
Shares of ERI common stock issued for Isle common stock, per share	$ 19.12
Shares of ERI common stock issued for Isle common stock	$ 544,312
Cash paid by ERI to retire Isle's long-term debt	828,000
Shares of ERI common stock for Isle equity awards	10,383
Purchase consideration	$ 1,934,745
Silver Legacy Joint Venture | Resorts
Business Acquisition [Line Items]
Cash consideration paid by ERI for MGM’s 50%equity interest and MGM’s member note		$ 56,500
Fair value of ERI’s pre-existing 50% equity interest		56,500
Settlement of Silver Legacy’s long-term debt		87,854
Prepayment penalty		1,831
Closing Silver Legacy and Circus Reno net working capital		6,124
Reverse member note		(6,107)
Deferred tax liability		2,769
Purchase consideration		205,471
Circus Reno | Resorts
Business Acquisition [Line Items]
Cash consideration paid by ERI for MGM’s 50%equity interest and MGM’s member note		16,000
Closing Silver Legacy and Circus Reno net working capital		2,111
Purchase consideration		18,111
Silver Legacy and Circus Reno | Resorts
Business Acquisition [Line Items]
Cash consideration paid by ERI for MGM’s 50%equity interest and MGM’s member note		72,500
Fair value of ERI’s pre-existing 50% equity interest		56,500
Settlement of Silver Legacy’s long-term debt		87,854
Prepayment penalty		1,831
Closing Silver Legacy and Circus Reno net working capital		8,235
Reverse member note		(6,107)
Deferred tax liability		2,769
Purchase consideration		$ 223,582